Discontinued Operation	12 Months Ended
Mar. 31, 2024
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

5.    DISCONTINUED OPERATION

The subleasing business was one of the Company’s business lines acquired through the Business Combination of Reitar Capital Partners Limited on November 9, 2022. Prior to the Business Combination, Reitar Capital Partners Limited’s wholly owned subsidiaries, RCC and RLG, subleased 3 warehouses and installed cold storage equipment in the warehouses. An independent third party, Hi Speed Supply Chain Limited (“Hi Speed”) and its subsidiaries (collectively the “Hi Speed Group”) were lessor of 2 warehouses and lessee of 1 warehouse. Hi Speed Group was a Hong Kong based logistic service provider and proposed to obtain the warehouse and the cold storage equipment from RCC and RLG. The transaction involved (i) termination of the lease agreement of the Company with lessor and lessee of the 3 warehouses and (ii) transfer of cold storage equipment from the Company to Hi Speed Group.

In November 2022, RCC and RLG ceased to lease the 3 warehouses from/to Hi Speed Group and Hi Speed Group arranged the new lease agreement with lessor and lessee of the 3 warehouses directly. On March 31, 2023, Hi Speed agreed to pay a net amount of HK$4.07 million (US$0.52 million) as termination charge to RCC and RLG.

On March 31, 2023, RCC entered into an asset transfer agreement to sell the entire cold storage equipment owned by RCC, with net book value of HK$14.04 million (US$1.79 million), to Hi Speed Group for a total of approximately HK$69.00 million (US$8.79 million). The Company derecognized cold storage equipment and deferred tax liabilities of HK$1.85 million (US$0.24 million) accordingly.

The following tables set forth the details on gain on disposal of cold storage equipment and termination of lease agreements as of March 31, 2023:

	HK$	US$
Consideration – transfer of cold storage equipment	69,000,000	8,789,920
Consideration – termination of lease agreements	4,067,006	518,097
Total consideration	73,067,006	9,308,017
Less: assets and liabilities derecognized
Property and equipment, net	14,041,380	1,788,734
Deposits paid	27,022,797	3,442,438
Contracts receivable	23,588,571	3,004,952
Prepayments	1,611,408	205,277
Accounts payable	(35,492,631)	(4,521,412)
Deposit received	(7,867,458)	(1,002,237)
Deferred tax liabilities	(1,853,462)	(236,113)
Net assets and liabilities derecognized	21,050,605	2,681,639
Gain on disposal of cold storage equipment and termination of lease agreements	52,016,401	6,626,378

The consideration is agreed to be settled by net of (i) cash of HK$65.46 million (US$8.34 million) and (ii) transfer the legal title of rental deposit of HK$7.60 million (US$0.97 million) to Hi Speed. The transaction was closed on March 31, 2023. The cash consideration of HK$65.46 million (US$8.34 million) was agreed to be settled by installments from February 2023 to April 2024. As of March 31, 2023, HK$7.00 million (US$0.89 million) was received, resulting HK$58.46 million (US$7.45 million) being net outstanding from Hi Speed. The last installment of HK$655,916 (US$83,557) due in April 2024 was classified as non-current receivables. The major shareholder of Hi Speed Group provides personal guarantee to the Company in respect of the transaction.

On September 22, 2023, a deed of addendum was entered of which the repayment schedule for the remaining balance of HK$58.46 million (US$7.45 million) was adjusted to be settled by installments from January 2024 to October 2024.

On March 28, 2024, a deed of share pledge was entered of which the major shareholder of Hi Speed Group pledges his owned ordinary shares of Hi Speed as a security in favor of the Company in such a way that, in the event of default of payment by Hi Speed, the Company may exercise its right to seize the said ordinary shares that commensurate the aggregate outstanding amounts of the net outstanding from Hi Speed.

In accordance with ASC Topic 205, Presentation of Financial Statement Discontinued Operations (“ASC Topic 205”), the Company presented the subleasing business as a discontinued operation as the Company believed that no continued cash flow would be generated by the discontinued component and that the Company would have no significant continuing involvement in the operations of the discontinued component.

The following tables set forth the results of operations and cash flows of discontinued operation, that were included in the Company’s consolidated financial statements:

	Year ended March 31, 2023
	HK$	US$
Revenue	—	—
Cost of revenue – depreciation	(1,950,192)	(248,435)
Gross profit	(1,950,192)	(248,435)
Loan interest income (note 10)	441,863	56,289
Gain on waiver of amount due to vendors (note a)	5,702,300	726,416
Operating expense	(60,000)	(7,643)
Income before income tax expenses	4,133,971	526,627
Income tax expenses	—	—
Net income	4,133,971	526,627

Net cash used in operating activities – discontinued operation	(60,000)	(7,643)
Net cash generated from operating activities – discontinued operation	7,000,000	891,731

(a)      On December 7, 2021 and December 8, 2021, the Company entered contracts with a vendor to purchase cold storage property and equipment at a cost of HK$23,402,300 (US$2,981,223). The Company obtained the control of the cold storage equipment on January 15, 2022. On January 31, 2023, the Company and the vendor entered a waiver agreement to waive an outstanding balance of HK$5,702,300 (US$726,416).

The discontinued operation was acquired on November 9, 2022. As such, no assets and liabilities as of March 31, 2022 were presented.